UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: ____09/30/2000_____________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ___Munich Re Capital Management Corporation________
Address: ___540 Madison Avenue  _______________________
_____6th Floor___________________________________
_____New York  NY  10022_______________________

Form 13F File Number: 28-05819____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: __Osbely A. Tala_______________________________________
Title: ____Vice President_____________________________________
Phone: ___(212) 583-4841______________________________________

Signature, Place, and Date of Signing:
_Osbely A. Tala________ __New York  NY________________ __11/09/2000______
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819____________ 		Munich Re Capital Management

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________

Form 13F Information Table Entry Total: _____159_________

Form 13F Information Table Value Total: $___358,791___________
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 		 		Munich Re Capital Mangement


[Repeat as necessary.]

NAME OF ISSUER                  TITLE OF CLASS  CUSIP      VALUESHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                               NUMBER   (x$1000)PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  ADC TELECOMMUNICATIONS          Common Stock 00088610      584  21700 SH            SOLE                   X

  AES Corporation                 Common Stock 00130H10     3083  45000 SH            SOLE                   X

  AT&T Corp.                      Common Stock 00195710     3113 105963 SH            SOLE                   X

  Abbott Laboratories             Common Stock 00282410     2492  52400 SH            SOLE                   X

  Agilent Technologies Inc.       Common Stock 00846U10      552  11289 SH            SOLE                   X

  Alcoa Inc                       Common Stock 01381710     1625  64200 SH            SOLE                   X

  Allstate Corp                   Common Stock 02000210     3708 106700 SH            SOLE                   X

  Alltel Corp                     Common Stock 02003910      491   9400 SH            SOLE                   X

  America Online Inc.             Common Stock 02364J10     2370  44100 SH            SOLE                   X

  American Express Company        Common Stock 02581610     2424  39900 SH            SOLE                   X

  American General Corp           Common Stock 02635110     1638  21000 SH            SOLE                   X

  American Home Products Corp     Common Stock 02660910     2149  38000 SH            SOLE                   X

  American International Group    Common Stock 02687410     6373  66600 SH            SOLE                   X

  Amgen Inc                       Common Stock 03116210     2074  29700 SH            SOLE                   X

  Anheuser-Busch Co Inc           Common Stock 03522910     2826  66800 SH            SOLE                   X

  Applied Materials Inc           Common Stock 03822210     1495  25200 SH            SOLE                   X

  Associates First Capital - A    Common Stock 04600810     1205  31700 SH            SOLE                   X

  Automatic Data Processing       Common Stock 05301510     2093  31300 SH            SOLE                   X

  Avaya Inc.                      Common Stock 05349910      174   7592 SH            SOLE                   X

  BP Amaco PLC                    Common Stock 05562210     1095  20664 SH            SOLE                   X

  BAKER HUGHES, INC.              Common Stock 05722410      375  10100 SH            SOLE                   X

  Bank of America Corp            Common Stock 06050510     2598  49600 SH            SOLE                   X

  Baxter International Inc.       Common Stock 07181310     1445  18100 SH            SOLE                   X

  BEA Systems Inc                 Common Stock 07332510     1028  13200 SH            SOLE                   X

  Bellsouth Corporation           Common Stock 07986010     2198  54600 SH            SOLE                   X

  Boeing Co                       Common Stock 09702310     1745  27700 SH            SOLE                   X

  Bristol-Myers Squibb Co         Common Stock 11012210     3290  57600 SH            SOLE                   X

  BROADCOM CORP                   Common Stock 11132010     2998  12300 SH            SOLE                   X

  BROADVISION INC                 Common Stock 11141210      450  17500 SH            SOLE                   X

  Burlington Northern Santa Fe    Common Stock 12189T10     1622  75200 SH            SOLE                   X

  Caterpillar Inc                 Common Stock 14912310      351  10400 SH            SOLE                   X

  CENDANT CORP                    Common Stock 15131310     1061  97600 SH            SOLE                   X

  Chase Manhattan Corp            Common Stock 16161A10     1656  35850 SH            SOLE                   X

  Chevron Corp                    Common Stock 16675110       17    200 SH            SOLE                   X

  Cisco Systems Inc               Common Stock 17275R10     9293 168200 SH            SOLE                   X

  Citigroup Inc                   Common Stock 17296710     3856  71333 SH            SOLE                   X

  Clear Channel Communications    Common Stock 18450210      588  10400 SH            SOLE                   X

  CLOROX CORP                     Common Stock 18905410     1226  31000 SH            SOLE                   X

  Coca-Cola Company               Common Stock 19121610     1626  29500 SH            SOLE                   X

  Colgate-Palmolive Co            Common Stock 19416210     1501  31800 SH            SOLE                   X

  Comcast Corp - Special Cl A     Common Stock 20030020     1940  47400 SH            SOLE                   X

  Comerica Inc.                   Common Stock 20034010      783  13400 SH            SOLE                   X

  Compaq Computer Corp            Common Stock 20449310     1222  44300 SH            SOLE                   X

  Computer Associates Int'l Inc   Common Stock 20491210      796  31600 SH            SOLE                   X

  Conoco Inc - CL B               Common Stock 20825140     2063  76600 SH            SOLE                   X

  Corning Inc                     Common Stock 21935010     3326  11200 SH            SOLE                   X

  Dell Computer Corp              Common Stock 24702510     2712  88000 SH            SOLE                   X

  The Walt Disney Co              Common Stock 25468710     1090  28500 SH            SOLE                   X

  Dow Chemical                    Common Stock 26054310     1983  79500 SH            SOLE                   X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     1256  30300 SH            SOLE                   X

  Duke Energy Corporation         Common Stock 26439910     2530  29500 SH            SOLE                   X

  EMC Corp/Mass                   Common Stock 26864810     5848  59000 SH            SOLE                   X

  Edwards LifeSciences Corp       Common Stock 28176E10      118   5420 SH            SOLE                   X

  Electronic Data Systems Corp    Common Stock 28566110     1544  37200 SH            SOLE                   X

  Emerson Electric Co             Common Stock 29101110     1829  27300 SH            SOLE                   X

  Enron Corporation               Common Stock 29356110     2454  28000 SH            SOLE                   X

  Exxon Mobil Corporation         Common Stock 30231G10    10321 115800 SH            SOLE                   X

  Freddie Mac                     Common Stock 31340030     1876  34700 SH            SOLE                   X

  Fannie Mae                      Common Stock 31358610     2131  29800 SH            SOLE                   X

  First Union Corporation         Common Stock 33735810     2163  67200 SH            SOLE                   X

  Fleet Boston Financial Corp     Common Stock 33903010     1934  49600 SH            SOLE                   X

  Ford Motor Company              Common Stock 34537086     1381  54566 SH            SOLE                   X

  Forest Laboratories             Common Stock 34583810     2099  18300 SH            SOLE                   X

  Gannett Co                      Common Stock 36473010     1950  36800 SH            SOLE                   X

  Gap Inc                         Common Stock 36476010      908  45100 SH            SOLE                   X

  Gateway Inc                     Common Stock 36762610     1281  27400 SH            SOLE                   X

  General Electric Company        Common Stock 36960410    13407 232400 SH            SOLE                   X

  General Motors Corporation      Common Stock 37044210     1268  19511 SH            SOLE                   X

  General Motors-Class H          Common Stock 37044283      102   2746 SH            SOLE                   X

  Gillette Company                Common Stock 37576610      509  16500 SH            SOLE                   X

  Goldman Sachs Group             Common Stock 38141G10     1003   8800 SH            SOLE                   X

  Guidant Corp                    Common Stock 40169810     2149  30400 SH            SOLE                   X

  Hewlett-Packard Co              Common Stock 42823610     2871  29600 SH            SOLE                   X

  Home Depot Inc                  Common Stock 43707610     3545  66800 SH            SOLE                   X

  Honeywell Int'l Inc             Common Stock 43851610      773  21700 SH            SOLE                   X

  Household Int'l Inc             Common Stock 44181510     1427  25200 SH            SOLE                   X

  Intel Corporation               Common Stock 45814010     7930 190800 SH            SOLE                   X

  Int'l Business Machines Corp    Common Stock 45920010     5884  52300 SH            SOLE                   X

  Int'l Paper Co                  Common Stock 46014610     1038  36200 SH            SOLE                   X

  Johnson & Johnson               Common Stock 47816010     3795  40400 SH            SOLE                   X

  KLA-TENCOR CORP                 Common Stock 48248010      766  18600 SH            SOLE                   X

  Kerr-McGee Corp                 Common Stock 49238610      742  11200 SH            SOLE                   X

  Kroger Co                       Common Stock 50104410     1629  72200 SH            SOLE                   X

  Limited Inc                     Common Stock 53271610     1822  82600 SH            SOLE                   X

  Lucent Technologies Inc.        Common Stock 54946310     2784  91100 SH            SOLE                   X

  MBNA Corp                       Common Stock 55262L10     1232  32000 SH            SOLE                   X

  Macromedia Inc.                 Common Stock 55610010      525   6500 SH            SOLE                   X

  McDonald's Corporation          Common Stock 58013510     2155  71400 SH            SOLE                   X

  Mellon Financial Corp.          Common Stock 58551A10     1030  22200 SH            SOLE                   X

  Merck & Co Inc                  Common Stock 58933110     5054  67900 SH            SOLE                   X

  Merrill Lynch & Co              Common Stock 59018810     2548  38600 SH            SOLE                   X

  Microsoft Corp                  Common Stock 59491810     7672 127200 SH            SOLE                   X

  Micron Technology Inc           Common Stock 59511210     1228  26700 SH            SOLE                   X

  Minnesota Mining & Mfg Co       Common Stock 60405910     1914  21000 SH            SOLE                   X

  JP Morgan & Co                  Common Stock 61688010     1307   8000 SH            SOLE                   X

  Morgan Stanley Dean Witter & C  Common Stock 61744644     3813  41700 SH            SOLE                   X

  Motorola Inc                    Common Stock 62007610     1746  61800 SH            SOLE                   X

  Network Appliance Inc           Common Stock 64120L10     2955  23200 SH            SOLE                   X

  NEUBERGER  BERMAN INC           Common Stock 64123410      474   7700 SH            SOLE                   X

  Nextel Communications Inc - A   Common Stock 65332V10      748  16000 SH            SOLE                   X

  Nortel Networks Corp            Common Stock 65656810     4884  82000 SH            SOLE                   X

  NOVELLUS SYSTEMS INC            Common Stock 67000810      829  17800 SH            SOLE                   X

  Oracle Corporation              Common Stock 68389X10     6686  84900 SH            SOLE                   X

  PE BIOSYSTEMS                   Common Stock 69332S10      408   3500 SH            SOLE                   X

  PNC Bank Corp                   Common Stock 69347510     1170  18000 SH            SOLE                   X

  PALM INC                        Common Stock 69664210     2371  44793 SH            SOLE                   X

  Pepsico Inc                     Common Stock 71344810     3482  75700 SH            SOLE                   X

  Pfizer Inc                      Common Stock 71708110     9665 215075 SH            SOLE                   X

  Pharmacia Corp                  Common Stock 71713U10     3369  55975 SH            SOLE                   X

  Philip Morris Companies Inc     Common Stock 71815410     1107  37600 SH            SOLE                   X

  Phillips Petroleum Co.          Common Stock 71850710      703  11200 SH            SOLE                   X

  T. ROWE PRICE ASSOC             Common Stock 74147710      563  12000 SH            SOLE                   X

  Procter & Gamble Co             Common Stock 74271810     2171  32400 SH            SOLE                   X

  QUAKER OATS                     Common Stock 74740210     1630  20600 SH            SOLE                   X

  Qualcomm Inc                    Common Stock 74752510     1368  19200 SH            SOLE                   X

  Qwest Communication Intl        Common Stock 74912110     1272  26458 SH            SOLE                   X

  R&B FALON CORP                  Common Stock 74912E10      722  25900 SH            SOLE                   X

  Rational Software Corp          Common Stock 75409P20      999  14400 SH            SOLE                   X

  REAL NETWORKS INC               Common Stock 75605L10      560  14100 SH            SOLE                   X

  SBC Communications Inc          Common Stock 78387G10     4950  99000 SH            SOLE                   X

  S&P 500 Depositary Receipt      Common Stock 78462F10    17723 123400 SH            SOLE                   X

  Safeway Inc                     Common Stock 78651420     1896  40600 SH            SOLE                   X

  Sara Lee Corp                   Common Stock 80311110     2259 111200 SH            SOLE                   X

  Schering-Plough Corporation     Common Stock 80660510     1986  42700 SH            SOLE                   X

  Charles Schwab Corp             Common Stock 80851310      650  18300 SH            SOLE                   X

  Solectron Corp                  Common Stock 83418210     1928  41800 SH            SOLE                   X

  Southern Co.                    Common Stock 84258710     1489  45900 SH            SOLE                   X

  Sprint Corporation              Common Stock 85206110      835  28500 SH            SOLE                   X

  Sprint Corp (PCS Group)         Common Stock 85206150     1094  31200 SH            SOLE                   X

  STATE STREET CORP               Common Stock 85747710      780   6000 SH            SOLE                   X

  STILLWELL FINANCIAL             Common Stock 86083110      700  16100 SH            SOLE                   X

  Sun Microsystems Inc.           Common Stock 86681010     5254  45000 SH            SOLE                   X

  Suntrust Banks Inc              Common Stock 86791410     1245  25000 SH            SOLE                   X

  Sysco Corp                      Common Stock 87182910     2112  45600 SH            SOLE                   X

  TJX Companies Inc               Common Stock 87254010     1643  73000 SH            SOLE                   X

  Tellabs Inc                     Common Stock 87966410     1103  23100 SH            SOLE                   X

  Texaco Inc                      Common Stock 88169410     2363  45000 SH            SOLE                   X

  Texas Intruments Inc            Common Stock 88250810     1085  23000 SH            SOLE                   X

  3Com Corp                       Common Stock 88553510      579  30200 SH            SOLE                   X

  Time Warner Inc.                Common Stock 88731510     2997  38300 SH            SOLE                   X

  Tyco International Ltd.         Common Stock 90212410     3434  66200 SH            SOLE                   X

  US Bancorp                      Common Stock 90297310      528  23200 SH            SOLE                   X

  United Technologies Corp        Common Stock 91301710     3511  50700 SH            SOLE                   X

  Verizon Communications          Common Stock 92343V10     3890  80304 SH            SOLE                   X

  Viacom Inc-CL B                 Common Stock 92552430     2086  35663 SH            SOLE                   X

  VIGNETTE CORP                   Common Stock 92673410      472  15800 SH            SOLE                   X

  Visteon Corporation-W           Common Stock 92839U10       69   4595 SH            SOLE                   X

  Wal-Mart Stores Inc             Common Stock 93114210     6218 129200 SH            SOLE                   X

  Walgreen Co                     Common Stock 93142210     1100  29000 SH            SOLE                   X

  Washington Mutual Inc.          Common Stock 93932210     1887  47400 SH            SOLE                   X

  WATERS CORP                     Common Stock 94184810      445   5000 SH            SOLE                   X

  Wells Fargo & Company           Common Stock 94974610     2375  51700 SH            SOLE                   X

  Weyerhaeuser Co                 Common Stock 96216610      436  10800 SH            SOLE                   X

  Williams Cos Inc                Common Stock 96945710     1745  41300 SH            SOLE                   X

  Worldcom Inc                    Common Stock 98157D10     2503  82400 SH            SOLE                   X

  Xilinx Inc                      Common Stock 98391910     1173  13700 SH            SOLE                   X

  Yahoo! Inc                      Common Stock 98433210     1383  15200 SH            SOLE                   X

  Global Crossing Ltd             Common Stock G3921A10      570  18400 SH            SOLE                   X

  Transocean Sedco Forex Inc      Common Stock G9007810      468   7976 SH            SOLE                   X